ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)
Real Estate Properties [Line Items]
Accumulated deficit	$ 38,634,066		$ 29,643,387	$ 25,444,056
Working capital deficiency	2,813,038		1,901,875	1,900,000
Net cash used in operations	2,294,501	$ 1,040,380	2,799,499	2,259,537
Cash	$ 77,400		$ 259,505	$ 129,152
Pompano Beach Florida [Member]
Real Estate Properties [Line Items]
Total square foot of property | ft²			36,900